COMMITMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
COMMITMENTS
NOTE 10. - COMMITMENTS

License Agreements - Under its exclusive license agreement with NCSU, the Company is required to pay minimum annual royalty payments, which are credited against running royalties on sales of licensed products. The annual minimum royalty for each of the calendar years 2010 through 2013 is $75,000, and in 2014 the annual minimum royalty increases to $200,000.  The license agreement continues through the life of the last-to-expire patent, which is expected to be 2022. These minimum royalty payments are due each February following the end of the applicable calendar year and are reduced by any running royalties paid or payable for that year. The agreement also requires a milestone payment of $150,000 upon FDA approval of a product that uses the NCSU licensed technology. The Company is also responsible for reimbursing NCSU for actual third-party patent costs incurred. These costs vary from year to year and the Company has certain rights to direct the activities that result in these costs. During the six months ended June 30, 2011, the costs incurred related to patent costs and patent maintenance amounted to $68,544 (as compared to $61,578 during the six months ended June 30, 2010).

The Company has two other exclusive license agreements which require aggregate annual license fees of approximately $55,000, which are credited against running royalties on sales of licensed products. Each license agreement continues through the life of the last-to-expire patent.

Registration Rights - Pursuant to a covenant in conjunction with the January 25, 2011 Private Placement the Company filed a registration statement with the Securities and Exchange Commission (“SEC”) on April 8, 2011 covering the resale of 5,434,446 shares of common stock of 22nd Century Group (“Common Stock”) issued to the investors in the Private Placement. The Company will use its best efforts to cause this registration statement to be declared effective by the SEC on or before September 23, 2011. If this registration statement is not declared effective by the SEC by September 23, 2011, then the holders of Common Stock to be registered shall be entitled to monetary penalties at a rate equal to $0.005 per common share for each full month that this registration statement is late in being declared effective by the SEC. However, in no event shall the aggregate of any such penalties exceed $0.05 per common share. In addition, for a period of 90 days following the effective date of this registration statement, the Company cannot sell any equity securities or securities convertible into equity securities. The Company has not paid or accrued any amount for registration rights payments as the Company believes the registration statement will be declared effective by September 23, 2011.

NOTE 9. - COMMITMENTS

License Agreements - Under its exclusive license agreement with NCSU the Company is required to pay minimum annual royalty payments, which are credited against running royalties on sales of licensed products. The annual minimum royalty for each of the calendar years 2010 through 2013 is $75,000, and in 2014 the annual minimum royalty increases to $200,000.  The license agreement continues through the life of the last-to-expire patent. These minimum royalty payments are due each February following the end of the applicable calendar year reduced by any running royalties paid or payable for that year. The agreement also requires a milestone payment of $150,000 upon FDA approval of a product that uses the NCSU licensed technology. The Company is also responsible for reimbursing NCSU for actual third-party patent costs incurred. These costs vary from year to year and the Company has certain rights to direct the activities that result in these costs. During 2010, the costs incurred related to patent costs and patent maintenance amounted to $125,956 ($169,512 – 2009).

The Company has two other exclusive license agreements which require aggregate annual license fees of approximately $55,000, which are credited against running royalties on sales of licensed products. Each license agreement continues through the life of the last-to-expire patent.

Operating Leases - The Company leases office space under non-cancelable operating leases for $1,584 per month; expiring in October 2011. Rent expense under the operating lease was approximately $18,600 for the year ended December 31, 2010 ($18,600 – 2009). Future minimum payments due under the operating lease are approximately $15,800 in 2011.